DEBT (Details) (USD $)	12 Months Ended				1 Months Ended	8 Months Ended	12 Months Ended	25 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Golar Viking facility Investor Bank [Member]	Apr. 30, 2006 Unsecured debt World Shipholding facility	Dec. 31, 2013 Unsecured debt World Shipholding facility	Dec. 31, 2013 Unsecured debt World Shipholding facility	May 01, 2013 Unsecured debt World Shipholding facility	Dec. 31, 2012 Unsecured debt World Shipholding facility	May 31, 2012 Unsecured debt World Shipholding facility	Feb. 29, 2012 Unsecured debt World Shipholding facility	Jan. 31, 2012 Unsecured debt World Shipholding facility	Apr. 30, 2006 Secured debt Golar Maria facility	Dec. 31, 2013 Secured debt Golar Maria facility	Dec. 31, 2012 Secured debt Golar Maria facility	Jan. 30, 2008 Secured debt Golar Arctic facility	Dec. 31, 2013 Secured debt Golar Arctic facility	Dec. 31, 2012 Secured debt Golar Arctic facility	Jan. 31, 2008 Secured debt Golar Arctic facility	Dec. 31, 2013 Secured debt Golar Viking facility	Dec. 31, 2012 Secured debt Golar Viking facility	Jan. 31, 2012 Secured debt Golar Viking facility	Aug. 31, 2007 Secured debt Golar Viking facility	Jan. 31, 2005 Secured debt Golar Viking facility	Dec. 31, 2013 Secured debt Golar Seal Facility [Member]	Dec. 31, 2012 Secured debt Golar Seal Facility [Member]	Dec. 31, 2013 Secured debt Golar Seal Facility [Member] Commercial Loan Tranche [Member]	Dec. 31, 2013 Secured debt Golar Seal Facility [Member] Term loan facility [Member]	Dec. 31, 2013 Secured debt Golar Celsius facility [Member]	Dec. 31, 2012 Secured debt Golar Celsius facility [Member]	Dec. 31, 2013 Secured debt Golar Celsius facility [Member] Commercial Loan Tranche [Member]	Dec. 31, 2013 Secured debt Golar Celsius facility [Member] Term loan facility [Member]	Dec. 31, 2013 Secured debt $1.125 billion newbuild facility Line of credit	Jul. 26, 2013 Secured debt $1.125 billion newbuild facility Line of credit	Dec. 31, 2013 Secured debt $449 million newbuild facility Line of credit Rate	Jul. 26, 2013 Secured debt $449 million newbuild facility Line of credit Rate	Dec. 31, 2013 Secured debt $450 million newbuild facility Line of credit	Jul. 26, 2013 Secured debt $450 million newbuild facility Line of credit Rate	Dec. 31, 2013 Secured debt $226 million newbuild facility Line of credit	Jul. 26, 2013 Secured debt $226 million newbuild facility Line of credit Rate	Dec. 31, 2013 Convertible debt Convertible bonds	Dec. 31, 2012 Convertible debt Convertible bonds	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 World Shipholding Unsecured debt World Shipholding facility	Apr. 30, 2011 World Shipholding Unsecured debt World Shipholding facility
Debt:
Percentage guaranteed																																			95.00%
Components of long-term debt:
Total long-term debt due to third parties	$ 667,028,000	$ 504,906,000
Total long-term debt due to related parties	50,000,000	0
Total long-term debt (including related parties)	717,028,000	504,906,000				50,000,000	50,000,000		0					0	89,525,000		91,250,000	96,250,000		86,400,000	90,800,000				127,935,000	0			128,423,000	0											233,020,000	228,331,000					50,000,000
Debt Instrument, Maturity Date							Sep. 30, 2015							Dec. 31, 2014			Jan. 31, 2015			Aug. 31, 2017							Dec. 31, 2018	Dec. 31, 2025			Dec. 31, 2018	Dec. 31, 2025									Mar. 31, 2017
Less: current portion of long-term debt due to third parties and related parties	(30,784,000)	(14,400,000)
Long-term debt (including related parties)	686,244,000	490,506,000
Repayments of long-term debt:
2014	30,784,000
2015	161,993,000
2016	25,763,000
2017	94,563,000
2018	284,395,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal after Year Five	119,530,000
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity										120,000,000	250,000,000	145,000,000	120,000,000						120,000,000					120,000,000									1,125,000,000.000	1,125,000,000.000		449,000,000		450,000,000		226,000,000								80,000,000
Proportion of facility																																				40.00%		40.00%		20.00%
Weighted average interest rate	3.45%	3.97%
Description of variable rate basis	LIBOR				LIBOR		LIBOR						LIBOR			LIBOR				LIBOR													LIBOR
Basis spread on variable rate						3.00%	3.00%	3.50%						0.95%						0.70%																							0.70%	0.70%	3.00%	0.95%
Commitment fee percentage							0.75%
Debt instrument, maturity term													5 years			7 years				10 years															12 years		12 years		5 years
Final payment amount																			86,300,000	71,000,000														131,000,000
Proceeds from Lines of Credit																																	256,300,000
Current borrowing capacity																							120,000,000
Amount outstanding																						120,000,000
Total assets	2,665,221,000	2,414,399,000	2,232,634,000	0
Net income attributable to Golar LNG Ltd	135,713,000	971,303,000	46,650,000	0
Long-term Debt, Maturities, Repayment Terms																																			Six-monthly installments		Six-monthly installments		Six-monthly installments, unpaid balance to be refinanced after 5 years
Line of Credit Facility, Remaining Borrowing Capacity																																	$ 868,700,000